February 1, 2005

Via Edgar and Courier

Peggy A. Fisher
Tim Buchmiller
Division of Corporation Finance
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-0303

Re:	Solectron Corporation Registration Statement on Form S-4 filed January 13, 2005 Registration No. 333-122032 Schedule TO-I filed January 13, 2005 Registration No. 5-41005

Dear Ms. Fisher and Mr. Buchmiller:

     On behalf of Solectron Corporation (the “Company”), we submit this letter in response to comments from the staff of the Securities and Exchange Commission (the “Staff”), received by letter, dated January 26, 2005, relating to the Company’s offer to exchange (the “Exchange Offer”) up to $450,000,000 aggregate principal amount of its 0.50% Convertible Senior Notes, Series B due 2034 (the “New Notes”) plus up to $1,125,000 in cash ($2.50 per $1,000 principal amount) for any or all of the Company’s outstanding 0.50% Convertible Senior Notes due 2034 (the “Outstanding Notes”) and the Registration Statement on Form S-4 (Registration No. 333-122032) (the “Registration Statement”) relating to the Exchange Offer and the Schedule TO-I (Registration No. 5-41005) (the “Schedule TO”) relating to the Exchange Offer, each filed on January 13, 2005.

     The supplemental information set forth herein has been supplied by the Company for use herein, and all of the responses set forth herein to the Staff’s comments have been reviewed and approved by the Company. Set forth below are the Staff’s comments followed by the Company’s responses, which are numbered to correspond with the numbers set forth in the Staff’s comment letter. In this letter, all page references, including those set forth in the Staff’s comments, have been updated to refer to page numbers in Amendment No. 1. We intend that capitalized terms used herein without definition shall have the meanings expressed in the Registration Statement. In response to the Staff’s comments, we are filing with this letter Amendment No. 1 to the Registration Statement and Amendment No. 1 to the Schedule TO.

     Comment:

     Schedule TO-I

1.	We note the press release issued January 13, 2005, filed pursuant to Rule 425. Please advise us how you commenced this offer. See Rule 13e-4(e)(2).

Ms. Peggy A. Fisher
Mr. Tim Buchmiller
Securities and Exchange Commission
February 1, 2005

     Response:

     On January 13, 2005, the Company caused to be mailed, in compliance with Rule 13e-4(e)(2), the preliminary prospectus, the letter of transmittal and various other documentation, constituting the means to tender Outstanding Notes, to record and beneficial holders of the Outstanding Notes.

     Comment:

2.	Refer to Item 10(a)(5). We note that you incorporate by reference the financial information required by Item 1010(a) of Regulation M-A. Item 1010(c) of Regulation M-A requires that at least a summary of that information be disseminated to note holders. See Instruction 6 to Item 10 of Schedule TO and Regulation M-A telephone interpretation H.7 available at www.sec.gov in the July 2001 Supplement to the Division of Corporation Finance’s Manual of Publicly Available Telephone Interpretations. It appears that you have not provided the required financial information. Please revise the Form S-4 to include the book value per share and advise us how you intend to disseminate the information.

     Response:

     The Registration Statement and the Schedule TO have been revised to include the book value per share, as defined, as of the date of the most recent balance sheet presented in the preliminary prospectus. The Company believes that the dissemination of such information by filing the amended Registration Statement and amended Schedule TO is adequate because both such amendments will have been filed with the Commission and publicly available for a significant period prior to the expiration of the Exchange Offer. Additionally, such information, in this case, is not material either to the Company or to a security holder’s decision about whether to participate in the Exchange Offer. The Company does not believe that further dissemination would be warranted as it may cause confusion, unnecessary expense and delay to highlight information that it believes, in this case, clearly is not relevant to a holder’s investment decision.

     Comment:

     Registration Statement on Form S-4

     Early Commencement

Ms. Peggy A. Fisher
Mr. Tim Buchmiller
Securities and Exchange Commission
February 1, 2005

3.	Although the requirement to deliver a final prospectus has been eliminated under Regulation M-A for exchange offers commenced before effectiveness of the registration statement, offerors still must file a final prospectus. The obligation to file a final prospectus is not satisfied by the filing of an amendment to the registration statement before effectiveness. See, on our website www.sec.gov, Telephone Interpretation Manual Supplement dated July 2001, Section I.E.3, for more information. Please confirm to us that Solectron will satisfy its obligations to file a final prospectus, after effectiveness, in accordance with the above interpretation.

     Response:

     The Company hereby confirms that it will satisfy its obligation to file a final prospectus after effectiveness of the Registration Statement.

     Comment:

     Registration Statement Cover Page

4.	Please indicate the amount of common stock, and the associated preferred stock purchase rights, issuable upon conversion of the new notes in the “Calculation of Registration Fee” table. You should use a good-faith estimate to register the maximum amount of shares, and the associated preferred stock purchase rights, that could be issued upon conversion of the new notes. If that estimate is insufficient, you will need to file a new registration statement to register the additional shares, and the associated preferred stock purchase rights, at the appropriate time. With regard to your footnote number 2, please note that Rule 416 does not permit you to register an indeterminate amount of common stock to be issued upon conversion of the new notes. See Phone Interpretation 2S available at www.sec.gov in the March 1999 Supplement (Securities Act Rules subsection) to the Division of Corporation Finance’s Manual of Publicly Available Telephone Interpretations. In addition, please ensure that your counsel’s legality opinion also covers the legality of the shares of common stock that will be registered and that your “Legal Matters” section is revised accordingly.

     Response:

     The Company has revised the cover page of the Registration Statement to register the number of shares of common stock and associated preferred stock purchase rights issuable upon conversion of the new notes reflecting its good faith estimate of the maximum amount that could be issued upon conversion of the new notes.

Ms. Peggy A. Fisher
Mr. Tim Buchmiller
Securities and Exchange Commission
February 1, 2005

     Comment:

     Cover Page of Prospectus

5.	We note your legend states “[t]he information in this prospectus is not complete and may be changed.” We also recognize that a preliminary prospectus used to commence an exchange offer early under Rule 162 must include the “red herring” legend required by Item 501(b)(10) of Regulation S-K. The sample legend provided in Item 501(b)(10)(iv) that indicates information in the prospectus is “not complete and may be changed,” however, should be appropriately tailored to explain that the prospectus may be amended. The legend should not state that the prospectus is not complete or is otherwise subject to completion. The preliminary prospectus disseminated to security holders must contain all required information, including pricing information, in order to effectively “commence” the exchange offer. Information may not be omitted under Rules 430 or 430A. Please see Telephone Interpretation Manual Supplement dated July 2001, Section I.E.2, for an example of a legend that may be used when an exchange offer is commenced early under Rule 162.

     Response:

     The Company has revised the legend on the cover of the preliminary prospectus in a manner consistent with the example provided in the Telephone Interpretation Manual Supplement, dated July 2001, Section I.E.2. The Company supplementally advises the Staff that it believes the preliminary prospectus, dated January 13, 2005 contained all required information, including pricing information, necessary to “commence” the Exchange Offer.

     Comment:

     General

6.	Please provide a background section in your prospectus that summarizes the issuance of the outstanding notes, the filing of the resale registration statement (Registration Statement No. 333-114447) declared effective on July 21, 2004, the commencement of your exchange offer, and your intentions with respect to the resale registration statement.

Ms. Peggy A. Fisher
Mr. Tim Buchmiller
Securities and Exchange Commission
February 1, 2005

     Response:

     The Company has revised the preliminary prospectus to provide the requested background section.

     Comment:

7.	Confirm supplementally, if true, that you applied the guidance in EITF Issue No. 96-19 with respect to your accounting treatment for the exchange transaction.

     Response:

     The Company confirms to you that it applied the guidance in EITF Issue No. 96-19 in its accounting treatment of the Exchange Offer. In performing the EITF 96-19 analysis, the Company considered cash offered to holders of the Outstanding Notes as well as whether any modification to the terms of the Outstanding Notes would take place.

     Comment:

     Disclosure Regarding Forward-Looking Statements – Page ii

8.	You state that you “disclaim any intention or obligation to update or revise any forward-looking statements...” This disclosure is inconsistent with your obligation under Rule 13e-4(d)(2) to amend the document to reflect a material change in the information previously disclosed. Please revise.

     Response:

     The Company has revised the disclosure in the preliminary prospectus to comply with the Staff’s request by striking the disclaimer. The Company has added a cautionary statement that forward-looking statements appearing in or incorporated by reference into the preliminary prospectus speak only as of the date made. The Company understands that any change in the accuracy of such information, if material, could require a pre-effective amendment to the Registration Statement and possibly an extension of the Exchange Offer.

     Comment:

Summary of the Exchange Offer – Purpose of the Exchange Offer – Page 3; and The Exchange Offer – Purpose of the Exchange Offer – Page 33

Ms. Peggy A. Fisher
Mr. Tim Buchmiller
Securities and Exchange Commission
February 1, 2005

9.	Please expand your discussion of the purpose of the exchange offer to indicate, if true, that the adoption by the Financial Accounting Standards Board of EITF 04-8 changes the accounting rules applicable to the outstanding notes, and to describe the material effects of those changes and the material effects that will result from your consummation of the exchange offer, due to the applicable accounting rules, the conversion features of your new notes, or otherwise. Please ensure that your discussion briefly explains the impact that the conversion features of your new notes will have on the number of shares that you include in the calculation of the number of your fully diluted shares outstanding as compared to the number of shares that would be have been calculated based upon the conversion features of your outstanding notes.

     Response:

     The Company has revised the indicated sections of the preliminary prospectus as the Staff requested.

     Comment:

     Summary of the New Notes – Conversion – Pages 13 to 14

10.	Please indicate (i) the price at which your common stock must trade in order for holders of the new notes to be able to convert the new notes, and (ii) the price at which your common stock must trade in order for the holders of the new notes to be eligible to receive shares of your common stock upon conversion of the new notes, and, for each of (i) and (ii), indicate the most recent date on which your common stock has traded at or above that price.

     Response:

     The Company has revised the indicated section of the preliminary prospectus to include the information the Staff requested.

     Comment:

     Risk Factors – Pages 19 to 32

11.	Please revise the second italicized sentence of the first paragraph and the third italicized sentence of the second paragraph of the introduction to your “Risk Factors” section to clarify that you have included all material risk factors and revise your risk factors as necessary to include a discussion of all material risks.

Ms. Peggy A. Fisher
Mr. Tim Buchmiller
Securities and Exchange Commission
February 1, 2005

     Response:

     The Company has revised the indicated text of the preliminary prospectus as the Staff requested.

     Comment:

     Risk Factors – Risks Related to the New Notes – Pages 19 to 24

12.	We note that your risk factors appear to describe risks associated with the new notes only without contrasting those risks to risks currently existing under the outstanding notes. Please revise your risk factors to better describe the material risks of the new notes and how those risks differ from the material risks of the outstanding notes.

     Response:

     The Company has revised the Risk Factor section to describe better the material risks of the New Notes and the manner in which those risks differ from the material risks of the Outstanding Notes.

     Comment:

     No Public market exists for the new notes – Page 22

13.	Please clarify whether an active trading market currently exists for the outstanding notes.

     Response:

     The Company has added a clarification to the preliminary prospectus indicating that an active trading market currently exists for the Outstanding Notes.

     Comment:

     The Exchange Offer

     Conditions to the Exchange Offer – Pages 37 to 38

Ms. Peggy A. Fisher
Mr. Tim Buchmiller
Securities and Exchange Commission
February 1, 2005

14.	Refer to the disclosure at the end of the introductory paragraph which relates to your ability to determine whether a condition precedent to the exchange offer has not been satisfied, and whether “the failure of the condition makes it inadvisable to proceed with the exchange offer. . . .” Please note that when a condition precedent has not been satisfied and the company decides to proceed with the exchange offer, we believe that such decision constitutes a waiver of the condition precedent(s). You may not rely on this language to tacitly waive a condition of the offer by failing to assert it. Please confirm your understanding on a supplemental basis.

     Response:

     The Company confirms to you supplementally its understanding that its determination to proceed with the Exchange Offer notwithstanding a failure to satisfy a condition precedent to the Exchange Offer would constitute a waiver of that condition. The Company understands that such a waiver could, under certain circumstances, constitute a material change to the Exchange Offer requiring that the Exchange Offer remain open for a specified period of time from the time of dissemination of the fact of such waiver.

     Comment:

     Letter of Transmittal – Pages 41 to 42

15.	Your disclosure here and in the letter of transmittal states that tendering holders waive any and all rights with respect to the outstanding notes and release and discharge you from any and all claims they may have arising out of or related to the outstanding notes. Please revise your disclosure to clarify that tendering holders are not waiving or releasing or discharging any claims they may have arising out of or related to the outstanding notes that they may have now or in the future under the federal securities laws.

     Response:

     The Company has revised the disclosure contained in the indicated sections of the preliminary prospectus and letter of transmittal to clarify that tendering holders of Outstanding Notes are not waiving any claim arising out of or related to the Outstanding Notes that they may have now or in the future under the federal securities laws.

     Comment:

Ms. Peggy A. Fisher
Mr. Tim Buchmiller
Securities and Exchange Commission
February 1, 2005

     Exchange Agent and Information Agent; and Dealer Manager – Pages 44 to 45

16.	Please include a summary of the material terms of your agreement with each of your exchange agent, information agent and dealer manager and disclose the retainer or other compensation to be paid to each such entity. Refer to Item 1009(a) of Regulation M-A.

     Response:

     The Company has revised the preliminary prospectus to disclose that the Dealer Manager, like the Exchange Agent and the Information Agent, will receive customary and reasonable compensation for its services in connection with the Exchange Offer. The Company does not believe that the terms of the engagements of these professionals are material to it. Furthermore, based on a survey of such transactions, it appears that such detailed disclosure is often omitted. The Company believes that the disclosure in the preliminary prospectus that the Dealer Manager would be entitled to lesser compensation in the event that the Exchange Offer were not successful constitutes everything in the terms of the Dealer Manager’s engagement that might be material to holders of the Outstanding Notes in deciding whether or not to tender their securities.

     Comment:

     Certain Material U.S. Federal Income Tax Considerations – Pages 73 to 77

17.	Please revise the heading of this section to clarify that you have included all material U.S. federal income tax consequences to the holders and revise your disclosure, as necessary, to include a discussion of all material U.S. federal income tax consequences.

     Response:

     The Company has revised the heading of the indicated section as the Staff requested. Except as set forth in its response to Comment 18 below, the Company does not believe that revision of the accompanying disclosure is necessary.

     Comment:

18.	We note that in several instances you state or imply the tax consequences to the holders is not entirely clear. Please note that if a tax opinion is subject to uncertainty, you must explain why you cannot give a “will” opinion and describe the degree of uncertainty. For example, if the reason your counsel is unable to provide a “will” opinion is because there is no statutory, administrative or judicial

Ms. Peggy A. Fisher
Mr. Tim Buchmiller
Securities and Exchange Commission
February 1, 2005

authority on the point that specifically addresses an exchange with the terms of your exchange offer, please so indicate.

     Response:

     The Company has revised the text of the preliminary prospectus to indicate that the uncertainty expressed in the disclosure about the tax treatment of holders participating in the Exchange Offer derives from there being insufficient statutory, administrative and judicial authority addressing an exchange having terms sufficiently similar to those of the Exchange Offer.

     We trust that you will find the foregoing responsive to the Staff’s comments. If you have any further questions or comments, please contact Alexander E. Kolar or me at (650) 493-9300.

WILSON SONSINI GOODRICH & ROSATI
Professional Corporation
/s/ Daniel J. Weiser
Daniel J. Weiser

cc:	Kiran Patel Perry Hayes Anthony Kwee Steven Bochner John Fore Alexander Kolar